SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17. SEGMENT REPORTING

Operating segments are defined as components of an entity about which discrete financial information is evaluated regularly by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and assess performance. The Company currently operates and manages its business as one business segment, which is dual-use, non-kinetic, and software-orchestrated solutions addressing modern security and resilience challenges across military, governmental, and civilian domains. Accordingly, the Company has one reportable segment. Following the Orbit Change of Control and Lyocon Acquisition, the Company is in the process of reassessing its operating and reportable segments. The integration of the acquired businesses is ongoing, and the financial information regularly reviewed by the CODM to allocate resources and assess performance is being evaluated and may be modified to reflect the expanded operations. The Company's reassessment may result in the identification of additional operating and reportable segments and corresponding changes to the segment disclosures in subsequent filings. The Company has a single management team that reports to the Executive Chairman and Co-Chief Executive Officer, the Company's CODM, who comprehensively manages the entire Company. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

When evaluating the Company’s financial performance, the CODM is regularly provided with more detailed expense information than what is included in the Company’s statements of operations and comprehensive loss. The CODM uses net loss, as reported in the consolidated statements of operations and comprehensive loss, in evaluating the performance of the segment. Decisions regarding resource allocation are made primarily during the annual budget planning process and reallocated as needed throughout the year. The measure of segment assets is reported on the balance sheets as total assets.

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2026	2025

Revenue	$407,644	$—
Cost of revenue:
Materials	3,620	4,593
Direct labor	187,605	153,116
Direct job costs	310,164	(33,273)
Overhead	151,371	111,281
Total cost of revenue	652,760	235,717
Gross margin	(245,116)	(235,717)
Operating expenses:
Research and development	67,500	184,563
Selling and marketing	1,977,525	543,337
General and administrative	5,614,686	2,078,805
Total operating expenses	7,659,711	2,806,705
Other segment income (expenses), net (1)	7,444,929	(13,569,003)
Segment net loss	$(459,898)	$(16,611,425)

(1)
Other segment expenses, net consist of interest income, interest expense, change in fair value of warrant liabilities, loss on issuance of warrants, warrant issuance costs, change in fair value of debt, loss on issuance of debt, gain on initial recognition of Tekne Investment, change in fair value of investments, gain on issuance of SYME Bonds (related party), change in fair value of SYME Bonds (related party), change in fair value of contingent consideration, change in fair value of derivative liability, change in fair value of convertible notes receivable, remeasurement of subscription for Orbit shares (related party), remeasurement of Orbit equity method investment (related party), change in fair value of SEPA liability, loss on extinguishment of debt, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other loss, net.

NOTE 16. SEGMENT REPORTING

Operating segments are defined as components of an entity about which discrete financial information is evaluated regularly by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and assess performance. The Company currently operates and manages its business as one business segment, which is dual-use, non-kinetic, and software-orchestrated solutions addressing modern security and resilience challenges across military, governmental, and civilian domains. Accordingly, the Company has one reportable segment. As the Company’s business evolves and changes, it will evaluate any changes to its segment reporting. The Company has a single management team that reports to the Executive Chairman and Co-Chief Executive Officer, the Company's CODM, who comprehensively manages the entire Company. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

When evaluating the Company’s financial performance, the CODM is regularly provided with more detailed expense information than what is included in the Company’s statements of operations. The CODM uses net loss, as reported in the consolidated statements of operations, in evaluating the performance of the segment. Decisions regarding resource allocation are made primarily during the annual budget planning process and reallocated as needed throughout the year. The measure of segment assets is reported on the balance sheets as total assets.

The following table shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP, to the Company’s total net loss in the consolidated statements of operations:

	Year Ended December 31,
	2025	2024

Revenue	$—	$152,127
Cost of revenue:
Materials	3,202	57,867
Direct labor	151,708	1,336,722
Direct job costs	(84,818)	222,835
Overhead	111,281	588,052
Total cost of revenue	181,373	2,205,476
Gross margin	(181,373)	(2,053,349)
Operating expenses:
Research and development	174,559	1,821,816
Selling and marketing	4,671,975	468,074
General and administrative	13,348,686	8,807,651
Total operating expenses	18,195,220	11,097,541
Other segment expenses, net (1)	(60,694,683)	(21,364,864)
Segment net loss	$(79,071,276)	$(34,515,754)

(1)
Other segment expenses, net consist of interest income, interest expense, equity in losses of unconsolidated affiliates, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of convertible note receivable, change in fair value of notes payable, change in fair value of SEPA liability, change in fair value of claims settlement liability, loss on issuance of warrants, loss on issuance of notes payable, loss on issuance of SEPA, loss on extinguishment of accounts payable, loss on extinguishment of notes payable, loss on extinguishment of claims liability, net, loss on settlement related to terminated acquisition, SEPA fees and issuance costs, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other gain (loss), net.